UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07444)

American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/08

Date of reporting period:  05/31/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP)	May 31, 2008

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE (a)

(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) — 2.7%
Fixed Rate — 2.7%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$3,056,401	$3,130,033	$3,105,219
9.00%, 7/1/30, #C40149		181,006	185,257	201,127
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		230,699	231,650	237,498
5.50%, 2/1/17, #623874		434,176	433,382	441,755
5.50%, 6/1/17, #648508		262,640	263,654	267,143
5.00%, 9/1/17, #254486		453,924	454,858	455,040
5.00%, 11/1/17, #657356		921,013	924,804	923,275
6.50%, 6/1/29, #252497		733,771	729,405	764,108
7.50%, 5/1/30, #535289		112,682	109,335	121,319
8.00%, 5/1/30, #538266		41,634	41,168	44,989
8.00%, 6/1/30, #253347		129,112	127,667	139,517
Total U.S. Government Agency Mortgage-Backed Securities			6,631,213	6,700,990
Corporate Notes (c) (d) — 10.2%
Fixed Rate — 10.2%
Sarofim Bookhaven, 6.90%, 1/1/11	12/21/07	10,040,375	10,040,375	10,341,586
Stratus Properties IV, 6.56%, 12/31/11	12/12/06	7,000,000	7,000,000	7,140,000
Stratus Properties VI, 6.92%, 12/31/11	6/1/07	8,000,000	8,000,000	8,160,000
Total Corporate Notes			25,040,375	25,641,586

Private Mortgage-Backed Security (c) — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 8.79%, 10/25/21	7/30/93	106,192	62,632	—

Whole Loans and Participation Mortgages (c) (e) — 102.7%
Commercial Loans — 64.7%
150 North Pantano I, Tucson, AZ, 6.12%, 2/1/09 (d) (g)	1/4/05	$3,525,000	$3,525,000	$3,525,000
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/09 (d)	1/4/05	440,000	440,000	419,103
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (f)	4/8/04	3,749,826	3,749,826	3,712,406
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 (f)	12/18/02	4,997,065	4,997,065	5,097,007
Alliant University, Fresno, CA, 7.15%, 8/1/11 (d) (f)	7/12/06	2,800,000	2,800,000	2,846,899
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 (d)	7/9/07	2,150,000	2,150,000	2,132,077
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 (f)	8/2/04	3,254,162	3,254,162	3,239,241
Carrier 360, Grand Prairie, TX, 5.40%, 7/1/09 (f)	6/28/04	3,233,075	3,233,075	3,206,375
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	335,531	335,531	316,743
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 (d) (f)	7/14/06	7,600,000	7,600,000	7,733,033
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10 (d) (f)	8/15/07	12,900,000	12,900,000	12,890,268
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 (f)	9/12/02	4,350,725	4,350,725	4,436,473
France Avenue Business Park II (second), Brooklyn Center, MN, 7.38%, 10/1/12 (d)	1/17/08	600,000	600,000	607,749
Jilly’s American Grill, Scottsdale, AZ, 5.10%, 9/1/08 (d) (f) (g)	8/19/05	1,810,000	1,810,000	1,800,965
La Cholla Plaza I, Tucson, AZ, 5.90%, 8/1/09 (d) (f) (g)	7/26/06	11,135,604	11,135,604	11,135,604
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 (d)	7/26/06	1,389,396	1,389,396	1,371,909
Memphis Medical Building, Memphis, TN, 6.40%, 9/1/12 (d)	8/22/07	4,250,000	4,250,000	4,154,475
NCH Commercial Pool, Tucson, AZ, 11.93%, 4/1/10 (d)	3/27/07	5,500,000	5,500,000	5,392,286
NCH Commercial Pool II, 11.93%, 1/1/11 (d)	12/4/07	14,000,000	14,000,000	14,699,999
Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10 (d) (f)	8/24/07	2,400,000	2,400,000	2,399,650
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 (f)	10/29/04	3,919,940	3,919,940	3,809,832
Outlets at Casa Grande, Casa Grande, AZ, 6.93%, 3/1/11 (d) (f)	2/27/06	7,300,000	7,300,000	7,388,582
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 (d)	4/11/07	3,500,000	3,500,000	3,542,676
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 (d) (f)	3/26/07	4,600,000	4,600,000	4,370,097
Preston Trail Village I, Dallas, TX, 5.90%, 9/1/08 (d) (f) (g)	11/18/05	16,850,792	16,850,792	16,850,792
Preston Trail Village II, Dallas, TX, 13.38%, 9/1/08 (d)	11/18/05	2,500,000	2,500,000	1,896,596
RealtiCorp Fund III, Orlando/Crystal River, FL, 7.65%, 11/1/08 (d) (g)	2/28/06	4,222,755	4,222,755	4,222,755
Silver Star Storage, 6.40%, 4/1/11 (d)	3/25/08	4,160,000	4,160,000	4,135,116

2008 Quarterly Report   1   American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP) (continued)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	VALUE (a)

Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 (f)	4/12/00	$2,732,673	$2,732,673	$2,807,454
Spa Atlantis, Pompano Beach, FL, 5.90%, 10/1/08 (d) (g)	9/30/05	19,281,600	19,281,600	19,474,416
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 (f)	8/25/04	3,517,159	3,517,159	3,493,766
			163,005,303	163,109,344
Multifamily Loans — 38.0%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10 (d) (f)	3/1/07	10,720,000	10,720,000	10,831,799
Avalon Hills II, Omaha, NE, 9.88%, 3/1/10 (d) (h)	3/1/07	2,144,000	2,144,000	1,873,364
Chateau Club Apartments I, Athens, GA, 6.68%, 12/1/10 (d)	12/20/07	6,623,000	6,623,000	6,604,464
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/10 (d)	12/20/07	1,324,624	1,324,624	1,087,447
Citadel Apartments I, El Paso, TX, 6.53%, 4/1/10 (d) (f)	3/30/07	10,300,000	10,300,000	10,300,000
Citadel Apartments II, El Paso, TX, 9.88%, 4/1/10 (d)	3/30/07	500,000	500,000	475,418
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 (f)	8/29/03	2,473,366	2,473,366	2,442,168
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 (f)	10/14/05	7,539,220	7,539,220	7,542,894
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 (d)	10/14/05	2,850,000	2,850,000	2,002,827
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 (f)	8/26/04	2,533,653	2,533,653	2,564,723
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	497,122	497,122	500,208
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 (f)	12/24/03	1,263,568	1,263,568	1,266,681
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	47,581	47,581	46,153
Good Haven Apartments I, Dallas, TX, 5.88%, 6/1/08 (d) (g) (h) (i)	8/24/04	6,737,000	6,737,000	4,715,900
Good Haven Apartments II, Dallas, TX, 14.88%, 6/1/08 (d) (h) (i)	8/24/04	842,000	842,000	589,400
Lions Park Apartments I, Elk River, MN, 5.20%, 4/1/09 (f)	3/25/04	3,341,776	3,341,776	3,297,570
Lions Park Apartments II, Elk River, MN, 11.88%, 4/1/09	3/25/04	98,202	98,202	92,177
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	917,105	917,105	919,365
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	47,581	47,581	46,153
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 4/1/12	3/7/97	1,048,045	1,048,045	1,089,967
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 (d)	8/30/07	7,308,000	7,308,000	5,527,717
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 (d)	10/17/06	5,800,000	5,800,000	5,642,466
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	870,712	870,712	868,833
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	47,581	47,581	46,153
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 (d) (f)	1/17/07	3,328,000	3,328,000	3,341,851
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 (d)	1/17/07	416,000	416,000	364,150
RiverPark Land Lot III, Oxnard, CA, 6.12%, 11/1/09 (d) (g)	10/9/07	3,650,000	3,650,000	3,694,702
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 (f)	2/1/07	3,601,941	3,601,941	3,564,542
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10 (d) (f)	3/30/07	6,100,000	6,100,000	6,100,000
Vista Village Apartments II, El Paso, TX, 9.88%, 4/1/10 (d)	3/30/07	350,000	350,000	332,793
Whispering Oaks I, Little Rock, AR, 6.53%, 2/1/10 (d) (f)	1/10/07	6,800,000	6,800,000	6,792,817
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/10 (d) (h)	1/10/07	1,360,000	1,360,000	1,098,688
			101,480,077	95,663,390
Total Whole Loans and Participation Mortgages			264,485,380	258,772,734

Preferred Stocks — 8.8%
Real Estate Investment Trusts — 8.8%
AMB Property, Series L (b)		97,000	2,473,891	2,167,950
AMB Property, Series M (b)		21,240	543,889	476,201
AMB Property, Series O (b)		9,613	240,325	225,606
Developers Diversified Realty, Series G (b)		400	10,380	9,756
Duke Realty, Series J (b)		20,956	535,385	459,984
Duke Realty, Series M (b)		2,000	50,000	46,220
Health Care Properties, Series E (b)		7,690	197,633	180,715
Health Care Properties, Series F (b)		84,750	2,140,448	1,995,015
Kimco Realty, Series F (b)		113,000	2,754,500	2,531,200
Kimco Realty, Series G (b)		55,000	1,375,000	1,357,400
Post Properties, Series B (b)		1,600	39,940	33,600
Prologis Trust, Series F (b)		28,305	717,967	654,128
PS Business Parks, Series L (b)		7,000	179,550	162,960
Public Storage, Series A (b)		38,000	921,909	844,740
Public Storage, Series X (b)		30,000	746,643	624,300

2008 Quarterly Report   2   American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP) (continued)

DESCRIPTION	SHARES	COST	VALUE (a)

Public Storage, Series Z (b)	59,000	$1,481,819	$1,262,010
Realty Income, Series D (b)	97,500	2,474,125	2,387,775
Regency Centers, Series E (b)	67,750	1,690,848	1,476,950
Vornado Realty Trust, Series E (b)	7,400	186,598	173,160
Weingarten Realty Investors, Series F (b)	242,500	5,989,375	5,213,750
Total Preferred Stocks		24,750,225	22,283,420

Total Unaffiliated Investments		320,969,825	313,398,730

Short-Term Investment — 1.2%
First American Prime Obligations Fund, Class Z (j)	3,051,790	3,051,790	3,051,790
Total Investments (k) — 125.6%		$324,021,615	$316,450,520
Other Assets and Liabilities — (25.6)%			(64,527,140)
Total Net Assets — 100%			$251,923,380

Notes to Schedule of Investments:
(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, and mortgage servicing rights as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

2008 Quarterly Report   3   American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP) (continued)

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in negotiations between the fund and third parties.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling cost. As material capital improvements are made to the property, new market value appraisals are obtained.

As of May 31, 2008, the fund held fair valued securities with a value of $284,414,320 or 112.9% of total net assets.

(b)
Securities pledged as collateral for outstanding reverse purchase agreements.  On May 31, 2008, securities valued at $28,984,410 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 6,170,000	5/9/08	2.50%	6/9/08	$ 9,855	(1)
13,509,000	5/7/08	3.40%	6/6/08	220,292	(2)
$19,679,000				$230,147

* Interest rate as of May 31, 2008. Rate is based on the London InterBank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $3,056,401 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $181,006 par
Federal National Mortgage Association, 6.00%, 10/1/16, $230,699 par
Federal National Mortgage Association, 5.50%, 2/1/17, $434,176 par
Federal National Mortgage Association, 5.50%, 6/1/17, $262,640 par
Federal National Mortgage Association, 5.00%, 9/1/17, $453,924 par
Federal National Mortgage Association, 5.00%, 11/1/17, $921,013 par
Federal National Mortgage Association, 6.50%, 6/1/29, $733,771 par
Federal National Mortgage Association, 7.50%, 5/1/30, $112,682 par
Federal National Mortgage Association, 8.00%, 5/1/30, $41,634 par
Federal National Mortgage Association, 8.00%, 6/1/30, $129,112 par
(2)	Dresdner Bank:
AMB Property, Series L, 97,000 shares
AMB Property, Series M, 21,240 shares
AMB Property, Series O, 9,613 shares
Developers Diversified Realty, Series G, 400 shares
Duke Realty, Series J, 20,956 shares
Duke Realty, Series M, 2,000 shares
Health Care Properties, Series E, 7,690 shares
Health Care Properties, Series F, 84,750 shares
Kimco Realty, Series F, 113,000 shares
Kimco Realty, Series G, 55,000 shares
Post Properties, Series B, 1,600 shares
Prologis Trust, Series F, 28,305 shares
PS Business Parks, Series L, 7,000 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series X, 30,000 shares
Public Storage, Series Z, 59,000 shares
Realty Income, Series D, 97,500 shares
Regency Centers, Series E, 67,750 shares
Vornado Realty Trust, Series E, 7,400 shares
Weingarten Realty Investors, Series F, 242,500 shares

2008 Quarterly Report   4   American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP) (continued)

The fund has entered into a lending commitment with Dresdner Bank.  The agreement permits the fund to enter into reverse repurchase agreements up to $28,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $28,000,000 lending commitment.

(c)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.  These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(d)
Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2008.

(e)	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage services) on May 31, 2008.

(f)
Securities pledged as collateral for outstanding borrowings under a loan agreement.  On May 31, 2008, securities valued at $155,263,489 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Rate*	Accrued Interest	Name of Broker and Description of Collateral
$52,500,000	5.72%	$83,392	(1)

* Interest rate as of May 31, 2008. Rate is based on the London InterBank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Morgan Stanley:
8324 East Hartford Drive I, 5.15%, 5/1/09, $3,749,826 par
Academy Spectrum, 7.73%, 5/1/09, $4,997,065 par
Alliant University, 7.15%, 8/1/11, $2,800,000 par
Avalon Hills I, 6.93%, 3/1/10, $10,720,000 par
Biltmore Lakes Corporate Center, 6.00%, 9/1/09, $3,254,162 par
Carrier 360, 5.40%, 7/1/09, $3,233,075 par
Citadel Apartments I, 6.53%, 4/1/10, $10,300,000 par
Country Villa Apartments, 6.90%, 9/1/13, $2,473,366 par
Courtyards at Mesquite I, 6.53%, 11/1/09, $7,539,220 par
El Dorado Apartments I, 7.15%, 9/1/12, $2,533,653 par
Fairview Business Park, 7.33%, 8/1/11, $7,600,000 par
First Colony Marketplace, 6.43%, 9/1/10, $12,900,000 par
France Avenue Business Park II, 7.40%, 10/1/12, $4,350,725 par
Geneva Village Apartments I, 7.00%, 1/1/14, $1,263,568 par
Jilly’s American Grill, 5.10%, 9/1/08, $1,810,000 par
La Cholla Plaza I, 5.90%, 8/1/09, $11,135,604 par
Lions Park Apartments I, 5.20%, 4/1/09, $3,341,776 par
Noah’s Ark Self Storage, 6.48%, 9/1/10, $2,400,000 par
North Austin Business Center, 5.65%, 11/1/11, $3,919,940 par
Outlets at Casa Grande, 6.93%, 3/1/11, $7,300,000 par
Paradise Boulevard, 6.50%, 4/1/17, $4,600,000 par
Plantation Pines I, 6.59%, 2/1/10, $3,328,000 par
Preston Trail Village I, 5.90%, 9/1/08, $16,850,792 par
Shoppes at Jonathan’s Landing, 7.95%, 5/1/10, $2,732,673 par
Tatum Ranch Center, 6.53%, 9/1/11, $3,517,159 par
Villas of Woodgate, 6.40%, 2/1/12, $3,601,941 par
Vista Village Apartments I, 6.53%, 4/1/10, $6,100,000 par
Whispering Oaks I, 6.53%, 2/1/10, $6,800,000 par

At May 31, 2008, the fund was a party to a loan agreement with Morgan Stanley Mortgage Capital Holdings LLC (“Morgan Stanley”) under which loans were collateralized by whole loans in the fund’s portfolio.  This agreement expired and the outstanding loan amount was refinanced on July 11, 2008 using advances made under a new loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”).  Under this new loan agreement, MMLIC made a term loan to the fund of $54,400,000 which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $15,600,000.  Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month London Interbank Offered Rate plus 2.625%.  In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

2008 Quarterly Report   5   American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP) (concluded)

(g)	Variable Rate Security – The rate shown is the net coupon rate in effect as of May 31, 2008.
(h)	Loan not current on interest and/or principal payments.
(i)	Security is in default.
(j)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
(k)	On May 31, 2008, the cost of investments in securities was $324,021,615. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$2,425,032
Gross unrealized depreciation	(9,996,127)
Net unrealized depreciation	$(7,571,095)

2008 Quarterly Report   6   American Strategic Income Portfolio III

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

By:   /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr., Treasurer

Date:   July 28, 2008